Investments	12 Months Ended
Dec. 31, 2017
Investments
(7)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states, political subdivisions and foreign governments	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate securities	33,086	1,276	497	33,865
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold equity securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,391	$1,408
Due after one year through five years	11,337	11,762
Due after five years through ten years	14,300	14,642
Due after ten years	14,406	15,870

Subtotal	$41,434	$43,682
Residential mortgage-backed securities	2,788	2,872
Commercial mortgage-backed securities	1,154	1,161
Asset-backed securities	2,466	2,486

Total fixed maturity securities	$47,842	$50,201

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31,
	2017	2016
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,365	$1,174
Adjustment to DAC	(478)	(191)
Adjustment to future policy benefits and claims	(103)	(68)
Adjustment to policyholder dividend obligation	(88)	(74)
Deferred federal income tax expense	(593)	(288)
Cumulative effect of adoption of accounting principle[2]	232	—

Net unrealized gains on available-for-sale securities	$1,335	$553

[1]	Includes net unrealized gains of $38 million and $1 million as of December 31, 2017 and 2016, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
[2]	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the stranded tax effects resulting from the Act, as discussed in Note 2.

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2017	2016
Balance at beginning of year	$553	$316
Unrealized gains arising during the year:
Net unrealized gains on available-for-sale securities before adjustments	1,191	499
Non-credit impairments and subsequent changes in fair value of impaired debt securities	37	21
Net adjustment to DAC and other expense	(287)	(158)
Net adjustment to future policy benefits and claims	(35)	(52)
Net adjustment to policyholder dividend obligations	(14)	(7)
Related federal income tax expense	(318)	(109)

Unrealized gains on available-for-sale securities	$574	$194
Less: Reclassification adjustment for net realized gains (losses) and credit related OTTI on available-for-sale securities, net of tax (expense) benefit ($(13) and $23 as of December 31, 2017 and 2016, respectively)	24	(43)

Increase in net unrealized gains on available-for-sale securities	$550	$237

Cumulative effect of adoption of accounting principle	232	—

Balance at end of year	$1,335	$553

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2017
Fixed maturity securities:
Corporate securities	$3,363	$37	$4,058	$183	$220
Residential mortgage-backed securities	370	3	433	20	23
Asset-backed securities	254	1	82	23	24
Other	437	3	238	6	9

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

December 31, 2016
Fixed maturity securities:
Corporate securities	$8,762	$320	$1,498	$177	$497
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total fixed maturity securities	10,108	348	2,354	255	603
Equity securities	—	—	—	—	—

Total[2]	$10,108	$348	$2,354	$255	$603

[1]	As of December 31, 2017 and 2016, there were $67 million and $118 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
[2]	Represents 775 and 946 available-for-sale securities in an unrealized loss position as of December 31, 2017 and 2016, respectively.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Amortized cost:
Loans with non-specific reserves	$10,963	$9,775
Loans with specific reserves[1]	—	17

Total amortized cost	$10,963	$9,792

Valuation allowance:
Non-specific reserves	$34	$28
Specific reserves	—	4

Total valuation allowance[2]	$34	$32

Mortgage loans, net of allowance	$10,929	$9,760

[1]	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2017, 2016 and 2015. The average recorded investment was $8.5 million, $18 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.
[2]	Changes in the valuation allowance are due to current period provisions and recoveries. These changes for the years ended December 31, 2017, 2016 and 2015 were immaterial.

As of December 31, 2017 and 2016, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%
December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total	$9,734	$58	$9,792	$9,710	$82	$9,792

Weighted average DSC ratio	2.05	1.26	2.04	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	74%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million were on deposit with various regulatory agencies as required by law as of December 31, 2017 and 2016. Available-for-sale securities with a carrying value of $88 million and $260 million were pledged as collateral to secure funding agreements as of December 31, 2017 and 2016, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Fixed maturity securities, available-for-sale	$1,982	$1,781	$1,646
Mortgage loans	450	407	390
Alternative investments	23	8	3
Policy loans	41	52	51
Other	27	21	12

Gross investment income	$2,523	$2,269	$2,102
Tax credit fund losses[1]	44	68	59
Investment expenses	65	62	61

Net investment income	$2,414	$2,139	$1,982

[1]	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Realized gains on sales[1]	$53	$50	$15
Realized losses on sales[1]	(16)	(90)	(41)
Net realized derivative losses	(9)	(42)	120
Valuation losses and other	(5)	(3)	(11)
OTTI losses[2,3]	(11)	(26)	(1)

Net realized investment gains (losses)	$12	$(111)	$82

[1]	Gross gains of $52 million, $49 million and $11 million and gross losses of $11 million, $89 million and $36 million were realized on sales of available-for-sale securities during the years ended December 31, 2017, 2016 and 2015, respectively.
[2]	OTTI on fixed maturity securities excludes $4 million, $6 million and $2 million of non-credit losses included in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.
[3]	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Act during the year ended December 31, 2017.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Cumulative credit losses at beginning of year[1]	$(195)	$(224)	$(254)
New credit losses	(3)	(22)	(1)
Incremental credit losses	(2)	—	—
Losses related to securities included in the beginning balance sold or paid down during the period	30	51	31

Cumulative credit losses at end of year[1]	$(170)	$(195)	$(224)

[1]	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.